Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expected income tax benefit at federal statutory tax rate	$ 221,219	$ (4,030,454)
State income taxes, net of federal benefit	(434,881)	(319,816)
Change in fair value of warrants	(1,874,873)	2,869,116
Change in valuation allowance	1,469,187	1,286,995
Uncertain tax positions	436,145	0
Change in compound derivative	(101,671)	3,224
Loss on extinguishment of debt	117,198	123,982
Stock Compensation	121,289	67,966
Rate adjustment	49,338	0
Other permanent difference	(1,351)	629
Provision for Income Taxes	$ 1,600	$ 1,642